Notes to the Balance Sheet (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents

in 000' €	12/31/2023	12/31/2022
Bank Balances and Cash in Hand	158,511	402,353
Impairment	(11)	(2)
Cash and Cash Equivalents	158,500	402,351

Summary of Other Financial Assets
The financial assets at fair value, with changes recognized in profit or loss, are following.

			Unrealized
in 000' €	Maturity	Cost	Gross Profit	Losses	Market Value
December 31, 2023
Money Market Funds	daily	227,363	6,730	0	234,094
Total					234,094
December 31, 2022
Money Market Funds	daily	14,616	6	0	14,622
Total					14,622

Summary of Other Financial Assets at Amortized Cost
The financial assets at amortized cost are shown in the following overview.

in 000’ €	Maturity	Cost	Effective Interest Income (+) / Expense (-)	Impairment	Carrying Amount
December 31, 2023
Term Deposits, Current Portion	1 to 12 months	285,546	639	(201)	285,984
Total					285,984
December 31, 2022
Term Deposits, Current Portion	1 to 12 months	490,000	881	(680)	490,201
Total					490,201

Summary of Accounts Receivable by Region
The table below shows the accounts receivable by region as of the reporting date.

in 000' €	12/31/2023	12/31/2022
Germany	83	—
Europe (excluding Germany)	2,391	1,606
Asia	16	—
USA	29,770	90,038
Impairment	(166)	(414)
Total	32,094	91,231

Summary of Anti-dilution Right (Other Receivable)
The anti-dilution right changed in 2023 and 2022 as follows.

in 000' €	2023	2022
Balance as of January 1	9,832	0
Additions	0	10,377
Gains/(losses) recognized in profit or loss statement	(4,251)	(386)
Reclassification to investment in associates	(5,581)	(160)
Balance as of December 31	0	9,832

Summary of Inventories
The table below shows inventories as of the reporting date.

in 000' €	12/31/2023	12/31/2022
Raw materials, Supplies and Production Materials	44,172	13,822
Finished Goods	25,296	10,431
Impairment	(7,400)	0
Total	62,068	24,253

Summary of Current Prepaid Expenses and Other Assets
The current prepaid expenses and other assets are shown in the following table.

in 000' €	12/31/2023	12/31/2022
Receivables due from Tax Authorities from Input Tax Surplus	3,780	5,669
Prepayments for External Laboratory Services	1,711	5,937
Prepayments for Sublicenses	3,193	2,082
Other Prepayments	21,639	37,242
Total	30,323	50,930

Summary of Non-current Prepaid Expenses	The non-current prepaid expenses and other assets are shown in the following table.

in 000' €	12/31/2023	12/31/2022
Prepaid Expenses	6,124	7,405
Other Assets	1,217	1,324
Total	7,341	8,729

Summary of Property, Plant and Equipment

in 000' €	Office and Laboratory Equipment	Furniture and Fixtures	Total
Cost
January 1, 2022	22,768	4,608	27,376
Additions	1,769	163	1,932
Disposals	(2,244)	(1,018)	(3,262)
Foreign Currency Translation Differences from Consolidation	147	257	404
December 31, 2022	22,440	4,010	26,450
Accumulated Depreciation and Impairment
January 1, 2022	18,809	1,460	20,269
Depreciation Charge for the Year	2,205	684	2,889
Impairment	349	49	398
Disposals	(2,230)	(1,000)	(3,230)
Foreign Currency Translation Differences from Consolidation	93	104	197
December 31, 2022	19,226	1,297	20,523
Carrying Amount
January 1, 2022	3,959	3,148	7,107
December 31, 2022	3,214	2,713	5,927
Cost
January 1, 2023	22,440	4,010	26,450
Additions	389	0	389
Disposals	(38)	(40)	(78)
Foreign Currency Translation Differences from Consolidation	(33)	(115)	(148)
December 31, 2023	22,758	3,855	26,613
Accumulated Depreciation and Impairment
January 1, 2023	19,226	1,297	20,523
Depreciation Charge for the Year	1,671	644	2,315
Disposals	(31)	0	(31)
Foreign Currency Translation Differences from Consolidation	(27)	(57)	(84)
December 31, 2023	20,839	1,884	22,723
Carrying Amount
January 1, 2023	3,214	2,713	5,927
December 31, 2023	1,919	1,971	3,890

Summary of Depreciation
Depreciation is contained in the following line items of profit or loss.

in 000' €	2023	2022	2021
Research and Development	1,557	1,818	1,681
Research and Development (Impairment)	0	398	1,537
Selling	226	113	63
General and Administrative	532	958	1,089
Total	2,315	3,287	4,370

Summary Of Right of use Assets and Lease Liabilities
The development of the right-of-use assets and lease liabilities is shown below.

	Right-of-Use Assets				Lease Liabilities
in 000' €	Building	Cars	Technical Equipment	Total
Balance as of January 1, 2022	41,051	246	1,188	42,485	42,584
Additions	2,146	31	4,047	6,224	6,224
Depreciation of Right-of-Use Assets	(3,424)	(131)	(387)	(3,942)	0
Interest Expenses on Lease Liabilities	0	0	0	0	1,051
Lease Payments	0	0	0	0	(4,446)
Disposals	0	0	0	0	0
Value adjustment	0	0	0	0	0
Foreign Currency Translation Differences from Consolidation	280	0	14	292	368
Balance as of December 31, 2022	40,053	146	4,862	45,060	45,781
Balance as of January 1, 2023	40,053	146	4,862	45,060	45,781
Additions	2	106	1,397	1,505	1,505
Depreciation of Right-of-Use Assets	(6,966)	(127)	(1,187)	(8,280)	0
Interest Expenses on Lease Liabilities	0	0	0	0	924
Lease Payments	0	0	0	0	(8,581)
Disposals	0	0	(27)	(27)	0
Value adjustment	(25,855)	0	(1,188)	(27,043)	(27,054)
Foreign Currency Translation Differences from Consolidation	(102)	0	(13)	(115)	(150)
Balance as of December 31, 2023	7,132	125	3,844	11,100	12,425

Summary of Impact of Lease Agreements
Lease agreements had the following effects on the statement of profit or loss.

in 000' €	2023	2022	2021
Depreciation of Right-of-Use Assets	4,607	3,942	3,648
Depreciation of Right-of-Use Assets (Change of Useful Life)	3,673	0	0
Interest Expenses on Lease Liabilities	924	1,051	1,157
Expenses for Short Term Leases	0	256	1,553
Expenses for Leases of Low Value Assets	31	19	17
Total	9,235	5,268	6,375

Summary Of Depreciation Right Of Use Assets
Depreciation of right-of-use assets is contained in the following line items of profit or loss.

in 000' €	2023	2022	2021
Cost of Sales	1,190	384	221
Research and Development	4,533	1,897	1,636
Selling	956	126	79
General and Administrative	1,601	1,535	1,711
Total	8,280	3,942	3,648

Summary Of Maturity Analysis Of Lease Liabilities
The maturity analysis of the lease liabilities as of December 31, 2023, is as follows.

December 31, 2023; in 000’ €
Contractual Maturities of Financial Liabilities	Less than 1 Year	Between One and Five Years	More than 5 Years	Total Contractual Cash Flows	Carrying Amount Liabilities
Lease Liabilities	4,124	9,237	0	13,360	12,425

Summary of Intangible Assets

in 000' €	Patents	Licenses	Licenses for Marketed Products	In-process R&D Programs	Internally Generated Intangible Assets	Software	Total
Cost
January 1, 2022	18,250	34,396	56,449	760,507	11,517	2,621	883,740
Additions	68	0	0	0	13,229	0	13,297
Disposals	(4,551)	(2,045)	0	0	0	(8)	(6,604)
Foreign Currency Translation Differences from Consolidation	0	0	0	46,414	0	12	46,426
December 31, 2022	13,767	32,351	56,449	806,921	24,746	2,625	936,859
Accumulated Amortization and Impairment
January 1, 2022	16,204	23,547	3,275	0	0	2,392	45,418
Amortization Charge for the Year	197	986	2,312	0	0	86	3,581
Impairment	42	0	0	0	7,806	27	7,875
Disposals	(4,551)	(2,045)	0	0	0	(5)	(6,601)
Reclassification	0	0	0	0	0	3	3
December 31, 2022	11,892	22,488	5,587	0	7,806	2,503	50,276
Carrying Amount
January 1, 2022	2,046	10,849	53,174	760,507	11,517	229	838,322
December 31, 2022	1,875	9,863	50,862	806,921	16,940	122	886,583
Cost
January 1, 2023	13,767	32,351	56,449	806,921	24,746	2,625	936,859
Additions	102	0	0	0	2,421	0	2,523
Disposals	(3)	0	0	0	(4,115)	0	(4,118)
Foreign Currency Translation Differences from Consolidation	0	0	0	(27,679)	0	(6)	(27,685)
December 31, 2023	13,866	32,351	56,449	779,242	23,052	2,619	907,579
Accumulated Amortization and Impairment
January 1, 2023	11,892	22,488	5,587	0	7,806	2,503	50,276
Amortization Charge for the Year	234	986	2,312	0	0	81	3,613
Impairment	0	8,877	0	0	708	0	9,585
Disposals	0	0	0	0	0	0	0
Foreign Currency Translation Differences from Consolidation	0	0	0	0	0	(4)	(4)
December 31, 2023	12,126	32,351	7,899	0	8,514	2,580	63,470
Carrying Amount
January 1, 2023	1,875	9,863	50,862	806,921	16,940	122	886,583
December 31, 2023	1,740	0	48,550	779,242	14,538	39	844,109

Summary of Amortization of Intangible Assets
Amortization was included in the following line items of profit or loss.

in 000' €	2023	2022	2021
Cost of Sales	2,311	2,285	2,312
Cost of Sales (Impairment)	0	0	0
Research and Development	1,294	1,281	1,272
Research and Development (Impairment)	9,584	7,875	13
Selling	0	3	2
General and Administrative	8	12	24
Total	13,197	11,456	3,623

Summary of Financial Information Investment in Associates
The following tables provide summarized financial information of the balance sheet and comprehensive income about the Group's investment in HI-Bio (including modifications due to differences in accounting policies). This reflects the status as of September 30, 2023, as this is the last available financial statement from HI-Bio as of the date of preparation of the MorphoSys consolidated financial statements.

in 000' €	12/31/2023	12/31/2022
Current Assets	16,976	12,052
thereof Cash and Cash Equivalents	15,432	11,220
thereof Other Assets	1,544	833
Non-Current Assets	39,849	31,421
Current Liabilities	12,095	10,943
thereof Financial Liabilities (excluding Accounts Payable)	712	10,334
thereof Other Financial Liabilities	11,383	609
Non-Current Liabilities	5,839	11,358
Stockholders’ Equity	38,890	21,173
Group Share in Equity (2023: 12.1%; 2022: 15.0%)	4,694	3,176

in 000' €	2023	2022
Revenues	0	0
Interest Income	1,188	(5)
Depreciation and Amortization	(185)	(58)
Interest Expenses	0	(10)
Income Tax Benefit / (Expenses)	0	0
Loss	(54,312)	(28,700)
Other Comprehensive Income	0	0
Total Comprehensive Income	(54,312)	(28,700)
Dividends Received	0	0

Summary of Investments in Associates
The following table reconciles the summarized financial information presented to the carrying amount of the investment in the associates in the consolidated financial statements. The carrying amount of HI-Bio does not reconcile to the group share in equity in the associate. This is due to a fair value adjustments, a goodwill allocation, made at the time of acquisition and also due to timing differences (HI-Bio figures from the previous quarter are utilized) as well as the transfer of the dilution asset.

in 000' €	2023	2022
Balance as of January 1 / June 14	5,352	9,497
Group Share of Total comprehensive Loss	(8,175)	(4,305)
Anti-Dilution Asset	5,581	160
Sale of Shares of Investment in Associates	(340)	0
Balance as of December 31	2,418	5,352

Summary of Accounts Payable and Accrued Liabilities	Accounts payable and accruals are listed in the following table.

in 000' €	12/31/2023	12/31/2022
Accounts Payable	28,388	38,579
Accruals	79,936	117,418
Other Liabilities	1,481	1,273
Total	109,805	157,270

Summary of Accrued Expenses
Accruals are shown in the following overview:

in 000' €	12/31/2023	12/31/2022
Accruals for External Laboratory Services	37,002	78,737
Accrued Personnel Expenses for Payments to Employees and Management	23,902	19,489
Accruals for Outstanding Invoices	14,263	11,908
Accruals for Revenue Deductions from Product Sales	1,878	2,364
Accruals for Legal Fees	278	1,091
Accruals for Audit Fees and other related Costs	378	1,790
Accruals for License Payments	2,236	2,039
Total	79,936	117,418

Summary of Audit fees
The table below shows the total fees PwC Network received in the 2023 financial year.

in 000' €	12/31/2023	12/31/2022
Audit Fees	2,472	2,335
Fees for Other Assurance Services	700	112
Other Fees for Other Services	5	11
Total	3,178	2,458

Summary of Tax Liabilities and Other Provisions
The table below shows the development of tax liabilities and current and non-current provisions in the 2023 financial year.

in 000' €	01/01/2023	Additions	Utilization	Release	12/31/2023
Tax Liabilities	793	0	(463)	0	330
Provisions, current	6,006	2,359	(2,196)	(2,042)	4,127
Provisions, non-current	8,675	22,199	(686)	(1,825)	28,364
Total	15,474	24,558	(3,345)	(3,867)	32,821

Summary of Contract Liabilities	The changes in this item are shown in the table below.

in 000' €	2023	2022
Balance as of January 1	0	253
Prepayments Received in the Financial Year	19,444	37,109
Revenues Recognized in the Reporting Period that was included in the Contract Liability at the Beginning of the Period	0	(253)
Revenues Recognized for Received Prepayments and Services Performed in the Financial Year	0	(37,109)
Balance as of December 31	19,444	0
thereof short-term	19,444	0
thereof long-term	0	0

Summary of Financial Assets from Collaborations	The assets changed in 2023 as follows:

in 000' €	2023	2022
Balance as of January 1	0	16,730
Additions	0	0
Cash Receipts	0	(23,768)
Through Profit or Loss (in Finance Income/Expenses)	3,410	7,038
Balance as of December 31	3,410	0

Summary Of Sensitivity Analysis Of Financial Liabilities from Collaborations

	12/31/2023		12/31/2022
in million €	+1%	(1)%	+1%	(1)%
Change in Price obtained in the Market (revenue related)	4.0	(4.0)	5.5	(5.5)
Change in Patient Numbers and Number of Doses administered (revenue related)	3.5	(3.5)	4.9	(4.9)
Change in Manufacturing Costs and other Cost Components (cost related)	(2.8)	2.8	(3.3)	3.3
Change in Patient Numbers and Number of Doses administered (cost related)	(0.4)	0.4	(0.5)	0.5

Summary of Financial Liabilities from Future Payments to Royalty Pharma

in 000' €	2023	2022
Royalty Pharma - Financial Liability	1,058,317	1,141,884
thereof short-term	111,028	102,171
thereof long-term	947,289	1,039,713
Development Funding Bond	377,847	358,590
thereof short-term	8,784	0
thereof long-term	369,064	358,590
Balance as of Financial Liabilities from Future Payments to Royalty Pharma	1,436,165	1,500,474
thereof short-term	119,811	102,171
thereof long-term	1,316,353	1,398,303

Summary of Royalty Pharma - Financial Liability
The "Royalty Pharma - Financial Liability" changed as follows in 2023 and 2022:

in 000' €	2023	2022
Balance as of January 1	1,141,884	1,193,557
Addition	0	0
Amortizations from Effective Interest Method	56,623	66,672
Changes from Adjustments to Planning Assumptions	(23,746)	(28,285)
Transfer of Assigned License Revenues to Royalty Pharma	(110,957)	(96,897)
Foreign Currency Translation Differences from Consolidation	(5,487)	6,837
Balance as of December 31	1,058,317	1,141,884

Summary of Sensitivity Analysis of Royalty Pharma - Financial Liability
The estimates underlying the "Royalty Pharma - Financial Liability" are subject to a sensitivity analysis below. This would have resulted in the following effects on the carrying amount of the Royalty Pharma financial liability measured at amortized cost as of December 31, 2023, and December 31, 2022. In each case, one planning assumption is changed and all other estimates are kept constant.

	12/31/2023		12/31/2022
in million €	+1%	(1)%	+1%	(1)%
Change in variable Factors on Revenues	10.6	(10.6)	11.4	(11.4)
Change in Foreign Exchange Rate for future Royalties and Net Sales	0.2	(0.2)	0.0	0.0

Summary of Development Funding Bond
The development funding bond changed as follows in 2023 and 2022:

in 000' €	2023	2022
Balance as of January 1	358,590	62,619
Cash Receipts	0	295,421
Amortizations from Effective Interest Method	32,414	11,746
Foreign Currency Translation Differences from Consolidation	(13,157)	(11,196)
Balance as of December 31	377,847	358,590

Summary of Initial Measurement - Development Funding Bond
The development of the deferral of the initial measurement loss can be seen in the following table. The initial measurement loss is included as a deferral with a debit amount in the development funding bond.

in 000' €	2023	2022
Balance as of January 1	52,862	0
Addition	0	56,738
Amortization	(4,640)	(1,173)
Foreign Currency Translation Differences from Consolidation	(1,737)	(2,703)
December 31	46,485	52,862

Summary of Composition and Development of Treasury Stock
In the years 2023, 2022 and 2021, the Group did not repurchase any of its own shares. The composition and development of this line item are listed in the table below.

	Number of Shares	Value
Balance as of December 31, 2020	131,414	4,868,744
Transfer in 2021	(48,260)	(1,783,690)
Balance as of December 31, 2021	83,154	3,085,054
Transfer in 2022	(17,174)	(634,751)
Balance as of December 31, 2022	65,980	2,450,303
Transfer in 2023	(12,295)	(454,423)
Balance as of December 31, 2023	53,685	1,995,880